Report of the directors financial review risk report - Trading VaR, 99% 1 day (Details) - Trading portfolios - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of financial assets [line items]
Value at risk	£ 19.4	£ 21.8	£ 26.2
Average
Disclosure of financial assets [line items]
Value at risk	23.5	24.5	27.9
Maximum
Disclosure of financial assets [line items]
Value at risk	32.3	36.1	37.2
Minimum
Disclosure of financial assets [line items]
Value at risk	16.3	18.5	18.7
Foreign exchange (‘FX’) and commodity
Disclosure of financial assets [line items]
Value at risk	7.5	6.9	10.0
Foreign exchange (‘FX’) and commodity | Average
Disclosure of financial assets [line items]
Value at risk	9.3	8.5	8.1
Foreign exchange (‘FX’) and commodity | Maximum
Disclosure of financial assets [line items]
Value at risk	20.1	14.8	14.8
Foreign exchange (‘FX’) and commodity | Minimum
Disclosure of financial assets [line items]
Value at risk	3.8	4.5	4.2
Interest rate (‘IR’)
Disclosure of financial assets [line items]
Value at risk	7.4	11.2	15.0
Interest rate (‘IR’) | Average
Disclosure of financial assets [line items]
Value at risk	11.2	13.7	21.4
Interest rate (‘IR’) | Maximum
Disclosure of financial assets [line items]
Value at risk	19.2	23.9	27.8
Interest rate (‘IR’) | Minimum
Disclosure of financial assets [line items]
Value at risk	6.0	7.8	12.6
Equity (‘EQ’)
Disclosure of financial assets [line items]
Value at risk	10.5	12.6	10.7
Equity (‘EQ’) | Average
Disclosure of financial assets [line items]
Value at risk	11.1	11.3	9.5
Equity (‘EQ’) | Maximum
Disclosure of financial assets [line items]
Value at risk	15.3	13.4	11.5
Equity (‘EQ’) | Minimum
Disclosure of financial assets [line items]
Value at risk	8.6	9.1	8.1
Credit spread (‘CS’)
Disclosure of financial assets [line items]
Value at risk	9.0	4.6	7.0
Credit spread (‘CS’) | Average
Disclosure of financial assets [line items]
Value at risk	6.6	5.7	7.4
Credit spread (‘CS’) | Maximum
Disclosure of financial assets [line items]
Value at risk	11.0	7.7	9.3
Credit spread (‘CS’) | Minimum
Disclosure of financial assets [line items]
Value at risk	3.8	4.1	4.5
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(15.0)	(13.5)	(16.5)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	(14.7)	(14.7)	(18.4)
Portfolio diversification | Maximum
Disclosure of financial assets [line items]
Value at risk
Portfolio diversification | Minimum
Disclosure of financial assets [line items]
Value at risk